Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands		Preferred Stock Previously Reported Series A Convertible		Preferred Stock Previously Reported Series B Convertible		Preferred Stock Previously Reported Series C/C-1 Convertible		Preferred Stock Series A Convertible	Preferred Stock Series B Convertible	Preferred Stock Series C/C-1 Convertible	Common Stock Previously Reported		Common Stock		Additional paid in capital Previously Reported		Additional paid in capital	Accumulated deficit Previously Reported		Accumulated deficit	Previously Reported		Total
Balance at Dec. 31, 2022		$ 5,231		$ 13,701		$ 46,217									$ 5,676			$ (105,447)			$ (99,771)
Balance (in Shares) at Dec. 31, 2022		4,350,314		5,293,175		8,220,445					1,926,719
Issuance of common stock upon exercise of stock options															23						23
Issuance of common stock upon exercise of stock options (in Shares)											11,673
Stock-based compensation expense															33						33
Net loss																		(10,281)			(10,281)		$ (10,281)
Balance at Dec. 31, 2023		$ 5,231		$ 13,701		$ 46,217									5,732			(115,728)			(109,996)		(109,996)
Balance (in Shares) at Dec. 31, 2023		4,350,314		5,293,175		8,220,445					1,938,392
Stock-based compensation expense															5						5
Net loss																		(2,071)			(2,071)
Balance at Mar. 31, 2024		$ 5,231		$ 13,701		$ 46,217									5,737			(117,799)			(112,062)
Balance (in Shares) at Mar. 31, 2024		4,350,314		5,293,175		8,220,445					1,938,392
Balance at Dec. 31, 2023		$ 5,231		$ 13,701		$ 46,217									5,732			(115,728)			(109,996)		$ (109,996)
Balance (in Shares) at Dec. 31, 2023		4,350,314		5,293,175		8,220,445					1,938,392
Issuance of common stock upon exercise of stock options (in Shares)
Net loss																							$ (6,978)
Balance at Sep. 30, 2024								$ 5,231	$ 13,701	$ 46,217							$ 5,748			$ (122,706)			(116,958)
Balance (in Shares) at Sep. 30, 2024								4,350,314	5,293,175	8,220,445			1,938,392
Balance at Dec. 31, 2023		$ 5,231		$ 13,701		$ 46,217									5,732			(115,728)			(109,996)		(109,996)
Balance (in Shares) at Dec. 31, 2023		4,350,314		5,293,175		8,220,445					1,938,392
Issuance of common stock upon exercise of stock options
Stock-based compensation expense															21						21
Net loss																		(9,230)			(9,230)		(9,230)
Balance at Dec. 31, 2024		$ 5,231	[1]	$ 13,701	[1]	$ 46,217	[1]								5,753	[1]		(124,958)	[1]		(119,205)	[1]	(119,205)
Balance (in Shares) at Dec. 31, 2024	[1]	4,350,314		5,293,175		8,220,445					1,938,392
Balance at Mar. 31, 2024		$ 5,231		$ 13,701		$ 46,217									5,737			(117,799)			(112,062)
Balance (in Shares) at Mar. 31, 2024		4,350,314		5,293,175		8,220,445					1,938,392
Stock-based compensation expense																	6						6
Net loss																		(2,410)			(2,410)
Balance at Jun. 30, 2024		$ 5,231		$ 13,701		$ 46,217									5,743			(120,209)			(114,466)
Balance (in Shares) at Jun. 30, 2024		4,350,314		5,293,175		8,220,445					1,938,392
Stock-based compensation expense																	5						5
Net loss																				(2,497)			(2,497)
Balance at Sep. 30, 2024								$ 5,231	$ 13,701	$ 46,217							5,748			(122,706)			(116,958)
Balance (in Shares) at Sep. 30, 2024								4,350,314	5,293,175	8,220,445			1,938,392
Balance at Dec. 31, 2024		$ 5,231	[1]	$ 13,701	[1]	$ 46,217	[1]								5,753	[1]		(124,958)	[1]		(119,205)	[1]	(119,205)
Balance (in Shares) at Dec. 31, 2024	[1]	4,350,314		5,293,175		8,220,445					1,938,392
Stock-based compensation expense															5						5
Net loss																		(2,716)			(2,716)
Balance at Mar. 31, 2025		$ 5,231		$ 13,701		$ 46,217									5,758			(127,674)			(121,916)
Balance (in Shares) at Mar. 31, 2025		4,350,314		5,293,175		8,220,445					1,938,392	[1]
Balance at Dec. 31, 2024		$ 5,231	[1]	$ 13,701	[1]	$ 46,217	[1]								5,753	[1]		(124,958)	[1]		(119,205)	[1]	$ (119,205)
Balance (in Shares) at Dec. 31, 2024	[1]	4,350,314		5,293,175		8,220,445					1,938,392
Issuance of common stock upon exercise of stock options (in Shares)
Net loss																							$ (27,256)
Balance at Sep. 30, 2025													$ 4				118,250			(152,214)			(33,960)
Balance (in Shares) at Sep. 30, 2025	[1]												41,731,496
Balance at Mar. 31, 2025		$ 5,231		$ 13,701		$ 46,217									5,758			(127,674)			(121,916)
Balance (in Shares) at Mar. 31, 2025		4,350,314		5,293,175		8,220,445					1,938,392	[1]
Stock-based compensation expense																	82						82
Net loss																				(2,348)			(2,348)
Balance at Jun. 30, 2025		$ 5,231		$ 13,701		$ 46,217									$ 5,840			$ (130,022)			$ (124,182)
Balance (in Shares) at Jun. 30, 2025		4,350,314		5,293,175		8,220,445					1,938,392	[1]
Stock-based compensation expense																	189						189
Conversion of preferred stock into common stock								$ (5,231)	$ (13,701)	$ (46,217)			$ 1				65,148						65,149
Conversion of preferred stock into common stock (in Shares)								(4,350,314)	(5,293,175)	(8,220,445)			6,178,315	[1]
Common stock issued to employees																	428						428
Common stock issued to employees (in Shares)	[1]												477,283
Conversion of debt to common shares in connection with the merger													$ 1				46,890						46,891
Conversion of debt to common shares in connection with the merger (in Shares)	[1]												14,782,446
Issuance of common stock to Northview stockholders as a result of the merger													$ 1				(12,347)						(12,346)
Issuance of common stock to Northview stockholders as a result of the merger (in Shares)	[1]												6,482,397
Issuance of inducement shares to related party in connection with the merger																	7,254						7,255
Issuance of inducement shares to related party in connection with the merger (in Shares)	[1]												2,901,833
Issuance in shares in connection with exercise of ELOC													$ 1				3,536						3,537
Issuance in shares in connection with exercise of ELOC (in Shares)	[1]												8,070,830
Issuance of warrants in connection with exercise of ELOC Warrants																	982						982
Issuance in shares in connection with exercise of ELOC Warrants
Issuance in shares in connection with exercise of ELOC Warrants (in Shares)	[1]												900,000
Issuance of warrants to financial advisor in connection with the merger																	330						330
Net loss																				(22,192)			(22,192)
Balance at Sep. 30, 2025													$ 4				$ 118,250			$ (152,214)			$ (33,960)
Balance (in Shares) at Sep. 30, 2025	[1]												41,731,496

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.